Accrued Compensation and Related Expenses (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Accrued salary and wages	$ 261,064	$ 161,241
Accrued paid time off	199,190	159,992
Accrued board of director fees	48,500	401,532
Other accrued obligations	0	2,947
Employee-related Liabilities, Current	$ 508,754	$ 725,712